LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Impairment loss	$ 21,393	$ 30,724	$ 0